NOTES PAYABLE-RELATED PARTIES (Details Narrative) - Winvest Groups Ltd [Member] - USD ($)	Mar. 31, 2023	Dec. 31, 2022
Related Party Transaction [Line Items]
[custom:NotesPayableRelatedParties-0]	$ 633,139	$ 561,830
Winvest Cayman And Group [Member]
Related Party Transaction [Line Items]
Due To Related Parties Current	568,089
Chief Executive Officer [Member]
Related Party Transaction [Line Items]
Due To Related Parties Current	$ 65,250